Other Revenues (Expenses)	12 Months Ended
Dec. 31, 2019
Other Revenues (Expenses) [Abstract]
OTHER REVENUES (EXPENSES)
23.	OTHER REVENUES (EXPENSES)

	2019	2018	2017
	USD	USD	USD
Other revenues:
Chartered flights revenue	1,428,265	902,750	837,712
Others	-	-	18,828
	1,428,265	902,750	856,540
Other expenses:
Aircraft operational cost	(1,574,171)	(1,095,461)	(1,003,858)
Aircraft depreciation expense (note 13)	(594,496)	(490,820)	(462,184)
Loss on disposal of property, premises and equipment	(25,999)	-	-
	(2,194,666)	(1,586,281)	(1,466,042)